Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 17, 2020	Jan. 08, 2020	Apr. 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 27, 2018	Jun. 26, 2018	Jun. 25, 2018	Jan. 19, 2016	Jan. 18, 2016
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants			180,000
Grant date fair value for ordinary shares issued to independent directors and certain employees			$ 1.08
Compensation expense			$ 194
Par value of shares				$ 0.004	$ 0.004		$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.001
Aggregate proceeds				$ 0	$ 49,991	$ 3,091
Subsequent event
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants		80,000
Grant date fair value for ordinary shares issued to independent directors and certain employees		$ 0.9
Compensation expense		$ 72
Subsequent event | Stock Purchase Agreement
Subsequent Event [Line Items]
Number of shares issued	4,500,000
Par value of shares	$ 0.004
Purchase price	$ 0.80
Aggregate proceeds	$ 3,600,000